First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 83.6%
	Aerospace/Defense — 2.4%
$2,000,000	Howmet Aerospace, Inc.	5.90%	02/01/27	$2,044,274
1,000,000	Howmet Aerospace, Inc.	6.75%	01/15/28	1,054,380
6,000,000	Howmet Aerospace, Inc.	3.00%	01/15/29	5,599,701
3,000,000	Howmet Aerospace, Inc.	4.85%	10/15/31	2,964,791
2,000,000	Lockheed Martin Corp.	4.45%	05/15/28	1,993,781
5,000,000	Lockheed Martin Corp.	4.50%	02/15/29	4,958,468
5,000,000	Northrop Grumman Corp.	4.60%	02/01/29	4,968,612
3,500,000	Northrop Grumman Corp.	4.40%	05/01/30	3,422,772
3,500,000	RTX Corp.	5.75%	01/15/29	3,619,872
				30,626,651
	Banking — 14.7%
1,044,000	American Express Co. (a)	6.34%	10/30/26	1,056,149
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,537,695
889,000	American Express Co. (a)	5.10%	02/16/28	895,492
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,521,035
1,263,000	American Express Co. (a)	5.09%	01/30/31	1,267,728
5,250,000	Bank of America Corp.	3.50%	04/19/26	5,186,071
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,771,744
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	10,033,153
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,442,515
1,500,000	Bank of New York Mellon (The) Corp. (a)	5.15%	05/22/26	1,502,369
5,150,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	5,143,572
1,000,000	Bank of New York Mellon (The) Corp. (a)	4.95%	04/26/27	1,005,030
2,000,000	Bank of New York Mellon (The) Corp. (a)	5.80%	10/25/28	2,056,623
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,101,888
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	624,428
1,400,000	Fifth Third Bancorp (a)	4.90%	09/06/30	1,385,245
600,000	Fifth Third Bank N.A. (a)	4.97%	01/28/28	603,376
5,000,000	Goldman Sachs Bank USA (a)	5.28%	03/18/27	5,032,355
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.80%	08/10/26	2,010,316
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,675,626
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.69%	10/23/30	1,474,287
1,500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	1,503,447
5,750,000	JPMorgan Chase & Co.	3.30%	04/01/26	5,679,964
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	5,030,093
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,517,558
1,000,000	JPMorgan Chase & Co. (a)	4.51%	10/22/28	992,206
2,500,000	JPMorgan Chase & Co. (a)	4.92%	01/24/29	2,503,073
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,312,590
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,545,669
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,505,660
1,000,000	JPMorgan Chase & Co. (a)	4.60%	10/22/30	982,627
3,250,000	Morgan Stanley	4.00%	07/23/25	3,243,527
7,500,000	Morgan Stanley (a)	5.05%	01/28/27	7,524,462
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,661,564
2,000,000	Morgan Stanley (a)	5.66%	04/18/30	2,042,596
2,000,000	Morgan Stanley Bank N.A.	4.75%	04/21/26	2,005,048
2,500,000	Morgan Stanley Bank N.A. (a)	4.95%	01/14/28	2,508,635
3,333,000	Morgan Stanley Bank N.A. (a)	5.02%	01/12/29	3,346,769
5,000,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	4,998,254

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	$967,908
2,000,000	PNC Financial Services Group (The), Inc. (a)	6.62%	10/20/27	2,062,125
135,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	136,502
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,021,493
1,000,000	State Street Corp. (a)	5.10%	05/18/26	1,001,554
5,000,000	State Street Corp.	5.27%	08/03/26	5,052,429
4,250,000	State Street Corp. (a)	5.82%	11/04/28	4,378,001
1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	1,777,460
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	3,992,656
3,000,000	US Bancorp (a)	5.73%	10/21/26	3,019,757
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,065,859
2,750,000	Wells Fargo & Co.	3.55%	09/29/25	2,733,313
4,000,000	Wells Fargo & Co.	3.00%	10/23/26	3,889,887
5,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	5,083,089
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,515,348
1,250,000	Wells Fargo & Co., Series W (a)	4.90%	01/24/28	1,250,811
5,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	5,018,286
2,750,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,785,443
				187,982,360
	Brokerage/Asset Managers/Exchanges — 2.6%
9,000,000	Intercontinental Exchange, Inc.	4.00%	09/15/27	8,872,461
10,000,000	Intercontinental Exchange, Inc.	3.63%	09/01/28	9,642,710
1,368,000	Nasdaq, Inc.	5.65%	06/28/25	1,373,239
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,657,324
3,000,000	Nasdaq, Inc.	5.55%	02/15/34	3,036,375
				32,582,109
	Building Materials — 1.6%
7,945,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	7,670,862
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,410,790
7,674,000	CRH America, Inc. (b)	3.88%	05/18/25	7,649,797
2,000,000	Vulcan Materials Co.	4.95%	12/01/29	2,001,857
				20,733,306
	Cable Satellite — 0.8%
231,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	230,887
3,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/26	3,059,380
3,000,000	Comcast Corp.	4.15%	10/15/28	2,940,754
3,500,000	Comcast Corp.	4.25%	10/15/30	3,383,042
				9,614,063
	Construction Machinery — 1.7%
1,004,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	987,856
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,385,775
2,500,000	John Deere Capital Corp.	4.50%	01/08/27	2,507,435
14,300,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	14,545,102
				21,426,168
	Consumer Cyclical Services — 0.8%
300,000	Expedia Group, Inc. (b)	6.25%	05/01/25	300,026

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Cyclical Services (Continued)
$6,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	$6,446,491
4,000,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	3,701,276
				10,447,793
	Consumer Products — 0.2%
2,000,000	Mead Johnson Nutrition Co.	4.13%	11/15/25	1,991,087
	Diversified Manufacturing — 0.7%
1,342,000	Veralto Corp.	5.50%	09/18/26	1,358,381
5,000,000	Veralto Corp.	5.35%	09/18/28	5,083,431
3,000,000	Veralto Corp.	5.45%	09/18/33	3,018,768
				9,460,580
	Electric — 3.8%
3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	3,700,282
5,000,000	CenterPoint Energy Houston Electric LLC	5.20%	10/01/28	5,074,271
1,000,000	DTE Electric Co.	4.85%	12/01/26	1,007,224
3,500,000	Duke Energy Carolinas LLC	4.85%	03/15/30	3,505,936
3,000,000	Duke Energy Carolinas LLC	4.95%	01/15/33	2,955,885
3,250,000	Florida Power & Light Co.	5.05%	04/01/28	3,286,359
2,500,000	Florida Power & Light Co.	4.40%	05/15/28	2,482,627
3,500,000	Florida Power & Light Co.	4.63%	05/15/30	3,477,662
3,000,000	Florida Power & Light Co.	5.10%	04/01/33	2,982,345
3,000,000	Oncor Electric Delivery Co. LLC	4.65%	11/01/29	2,975,069
7,371,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	7,340,954
1,550,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	1,546,059
1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	1,519,556
6,000,000	Vistra Operations Co. LLC (b)	5.05%	12/30/26	6,010,338
				47,864,567
	Environmental — 2.0%
1,550,000	Republic Services, Inc.	2.90%	07/01/26	1,517,838
7,850,000	Republic Services, Inc.	4.88%	04/01/29	7,863,806
2,000,000	Waste Management, Inc.	3.15%	11/15/27	1,927,064
10,000,000	Waste Management, Inc.	4.88%	02/15/29	10,086,341
3,500,000	Waste Management, Inc.	4.63%	02/15/30	3,483,588
				24,878,637
	Food and Beverage — 7.5%
5,000,000	Campbell’s (The) Co.	5.20%	03/19/27	5,052,704
5,000,000	Campbell’s (The) Co.	5.20%	03/21/29	5,050,009
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	4,032,380
6,500,000	Constellation Brands, Inc.	4.75%	12/01/25	6,506,254
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,964,740
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,485,604
5,000,000	General Mills, Inc.	4.70%	01/30/27	5,009,589
5,500,000	General Mills, Inc.	2.88%	04/15/30	4,974,498
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,598,406
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,880,176
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	5,043,907
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,352,935
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	1,988,728
6,000,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	5,883,455
3,000,000	Lamb Weston Holdings, Inc. (b)	4.13%	01/31/30	2,781,796

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food and Beverage (Continued)
$3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	$3,741,682
6,825,000	Molson Coors Beverage Co.	3.00%	07/15/26	6,665,484
882,000	Mondelez International, Inc.	4.75%	02/20/29	880,737
2,500,000	Nestle Holdings, Inc. (b)	5.00%	03/14/28	2,533,346
5,500,000	PepsiCo, Inc.	2.75%	03/19/30	5,009,442
4,500,000	Post Holdings, Inc. (b)	6.25%	02/15/32	4,509,014
4,000,000	Sysco Corp.	3.75%	10/01/25	3,977,953
2,000,000	Sysco Corp.	3.25%	07/15/27	1,933,587
400,000	Sysco Corp.	5.75%	01/17/29	412,550
3,000,000	US Foods, Inc. (b)	4.75%	02/15/29	2,904,777
				96,173,753
	Gaming — 0.7%
3,000,000	VICI Properties, L.P.	5.75%	04/01/34	3,014,745
2,050,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	2,046,804
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,403,045
				8,464,594
	Health Insurance — 4.0%
10,149,000	Centene Corp.	4.25%	12/15/27	9,842,869
2,000,000	Centene Corp.	4.63%	12/15/29	1,905,034
7,066,000	Elevance Health, Inc.	5.35%	10/15/25	7,100,539
2,000,000	Elevance Health, Inc.	3.65%	12/01/27	1,948,229
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,888,136
400,000	Elevance Health, Inc.	4.75%	02/15/30	396,876
4,500,000	Humana, Inc.	4.50%	04/01/25	4,497,786
4,000,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	3,848,553
7,050,000	UnitedHealth Group, Inc.	5.25%	02/15/28	7,178,028
2,500,000	UnitedHealth Group, Inc.	4.70%	04/15/29	2,495,576
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,569,580
2,500,000	UnitedHealth Group, Inc.	4.90%	04/15/31	2,496,711
				51,167,917
	Healthcare — 11.1%
4,000,000	180 Medical, Inc. (b)	3.88%	10/15/29	3,704,747
10,238,000	Alcon Finance Corp. (b)	2.75%	09/23/26	9,919,810
4,240,000	Alcon Finance Corp. (b)	3.00%	09/23/29	3,900,978
3,000,000	Alcon Finance Corp. (b)	2.60%	05/27/30	2,666,273
3,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	3,021,936
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,903,089
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,894,973
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,499,823
3,000,000	Cencora, Inc.	4.85%	12/15/29	2,983,807
2,500,000	Charles River Laboratories International, Inc. (b)	4.25%	05/01/28	2,393,524
2,500,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,310,828
1,631,000	Cigna Group (The)	4.50%	02/25/26	1,629,112
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,948,993
4,345,000	Cigna Group (The)	2.40%	03/15/30	3,829,438
3,000,000	Cigna Group (The)	5.13%	05/15/31	2,994,722
3,000,000	Cigna Group (The)	5.40%	03/15/33	3,008,092
6,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	6,036,660
6,170,000	HCA, Inc.	5.88%	02/15/26	6,198,638

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$2,000,000	HCA, Inc.	4.50%	02/15/27	$1,984,346
5,000,000	HCA, Inc.	5.20%	06/01/28	5,028,714
3,000,000	HCA, Inc.	5.50%	06/01/33	2,983,469
5,000,000	IQVIA, Inc. (b)	5.00%	05/15/27	4,956,207
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,185,499
250,000	IQVIA, Inc.	6.25%	02/01/29	258,936
2,500,000	McKesson Corp.	4.90%	07/15/28	2,515,830
4,659,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	4,509,400
2,000,000	Quest Diagnostics, Inc.	4.63%	12/15/29	1,977,031
8,000,000	Solventum Corp.	5.40%	03/01/29	8,088,374
2,500,000	Solventum Corp.	5.45%	03/13/31	2,520,774
2,500,000	Solventum Corp.	5.60%	03/23/34	2,502,541
8,500,000	Stryker Corp.	3.38%	11/01/25	8,425,758
6,000,000	Stryker Corp.	4.85%	12/08/28	6,028,514
2,000,000	Stryker Corp.	4.25%	09/11/29	1,954,416
3,500,000	Thermo Fisher Scientific, Inc.	4.98%	08/10/30	3,532,667
5,000,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	4,988,958
557,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	566,228
				141,853,105
	Lodging — 0.4%
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,557,927
1,000,000	Hyatt Hotels Corp.	5.25%	06/30/29	1,004,551
				4,562,478
	Media Entertainment — 0.5%
6,000,000	AppLovin Corp.	5.13%	12/01/29	5,995,876
	Other Industrial — 0.2%
3,500,000	Quanta Services, Inc.	2.90%	10/01/30	3,117,578
	Other Utility — 0.5%
4,000,000	American Water Capital Corp.	2.95%	09/01/27	3,835,091
2,893,000	American Water Capital Corp.	3.75%	09/01/28	2,791,591
				6,626,682
	Packaging — 1.5%
897,000	Berry Global, Inc. (b)	4.88%	07/15/26	894,985
3,700,000	Berry Global, Inc. (b)	5.63%	07/15/27	3,708,325
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,629,562
3,000,000	Crown Americas LLC	5.25%	04/01/30	2,938,462
				19,171,334
	Paper — 0.3%
1,000,000	Packaging Corp. of America	3.40%	12/15/27	963,853
3,000,000	Packaging Corp. of America	5.70%	12/01/33	3,060,064
				4,023,917
	Pharmaceuticals — 2.5%
1,550,000	AbbVie, Inc.	3.20%	05/14/26	1,526,203
2,500,000	AbbVie, Inc.	4.80%	03/15/29	2,504,899
250,000	AbbVie, Inc.	4.95%	03/15/31	250,873
2,250,000	Amgen, Inc.	5.25%	03/02/25	2,251,521
3,000,000	Amgen, Inc.	4.05%	08/18/29	2,898,352
6,250,000	Astrazeneca Finance LLC	4.88%	03/03/28	6,304,682

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$500,000	Eli Lilly & Co.	4.20%	08/14/29	$492,128
2,500,000	Gilead Sciences, Inc.	3.65%	03/01/26	2,478,418
7,000,000	Zoetis, Inc.	4.50%	11/13/25	6,993,647
2,500,000	Zoetis, Inc.	3.00%	09/12/27	2,399,529
1,522,000	Zoetis, Inc.	2.00%	05/15/30	1,318,039
3,000,000	Zoetis, Inc.	5.60%	11/16/32	3,095,900
				32,514,191
	Property & Casualty Insurance — 4.5%
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,830,657
2,000,000	Aon North America, Inc.	5.30%	03/01/31	2,018,867
2,500,000	Aon North America, Inc.	5.45%	03/01/34	2,511,676
6,000,000	Arthur J. Gallagher & Co.	4.85%	12/15/29	5,960,106
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,539,242
994,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	992,111
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	5,915,588
4,500,000	Brown & Brown, Inc.	2.38%	03/15/31	3,800,175
5,500,000	Brown & Brown, Inc.	4.20%	03/17/32	5,085,467
1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	1,636,494
6,392,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	6,291,984
1,000,000	Marsh & McLennan Cos., Inc.	4.65%	03/15/30	987,460
4,500,000	Marsh & McLennan Cos., Inc.	4.85%	11/15/31	4,443,579
3,480,000	Ryan Specialty LLC (b)	5.88%	08/01/32	3,450,564
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,732,136
3,000,000	Willis North America, Inc.	5.35%	05/15/33	2,984,016
				57,180,122
	Restaurants — 0.2%
3,000,000	Starbucks Corp.	4.85%	02/08/27	3,015,569
	Retailers — 1.0%
3,000,000	AutoZone, Inc.	3.75%	06/01/27	2,940,127
2,063,000	Home Depot (The), Inc.	4.75%	06/25/29	2,069,818
4,000,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	4,071,300
3,500,000	O’Reilly Automotive, Inc.	3.60%	09/01/27	3,406,193
				12,487,438
	Technology — 14.4%
5,250,000	Adobe, Inc.	2.30%	02/01/30	4,690,328
7,500,000	Atlassian Corp.	5.25%	05/15/29	7,573,682
5,000,000	Autodesk, Inc.	4.38%	06/15/25	4,993,320
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,338,611
1,485,000	Autodesk, Inc.	2.85%	01/15/30	1,350,401
5,950,000	Cadence Design Systems, Inc.	4.30%	09/10/29	5,834,209
2,500,000	Cisco Systems, Inc.	4.95%	02/26/31	2,514,429
5,000,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,395,989
15,656,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	14,392,085
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	9,305,627
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,496,193
3,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	2,982,449
7,000,000	Gartner, Inc. (b)	4.50%	07/01/28	6,839,909
2,500,000	Gartner, Inc. (b)	3.63%	06/15/29	2,342,600
6,250,000	Gartner, Inc. (b)	3.75%	10/01/30	5,735,484

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$7,250,000	Infor, Inc. (b)	1.75%	07/15/25	$7,144,339
18,500,000	MSCI, Inc. (b)	4.00%	11/15/29	17,527,986
3,025,000	Oracle Corp.	3.25%	11/15/27	2,911,210
2,250,000	Oracle Corp.	2.30%	03/25/28	2,088,103
3,000,000	Oracle Corp.	4.50%	05/06/28	2,979,952
4,000,000	Oracle Corp.	6.15%	11/09/29	4,194,644
667,000	Oracle Corp. (c)	5.25%	02/03/32	666,051
3,000,000	Oracle Corp.	6.25%	11/09/32	3,171,936
3,000,000	Oracle Corp.	4.70%	09/27/34	2,832,281
3,000,000	PTC, Inc. (b)	3.63%	02/15/25	2,996,701
6,500,000	PTC, Inc. (b)	4.00%	02/15/28	6,254,578
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,952,325
455,000	Roper Technologies, Inc.	4.50%	10/15/29	448,075
2,682,000	Roper Technologies, Inc.	2.00%	06/30/30	2,304,208
3,000,000	Roper Technologies, Inc.	4.75%	02/15/32	2,929,935
4,500,000	Salesforce, Inc.	3.70%	04/11/28	4,392,162
9,000,000	ServiceNow, Inc.	1.40%	09/01/30	7,505,368
6,000,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	5,988,443
767,000	Verisk Analytics, Inc.	4.00%	06/15/25	764,970
3,813,000	VMware LLC	4.50%	05/15/25	3,809,678
2,500,000	VMware LLC	4.65%	05/15/27	2,494,781
3,500,000	VMware LLC	2.20%	08/15/31	2,920,844
10,925,000	Workday, Inc.	3.50%	04/01/27	10,663,474
3,000,000	Workday, Inc.	3.80%	04/01/32	2,739,894
				184,467,254
	Wireless — 2.2%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,573,336
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,426,917
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,504,364
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	993,966
3,000,000	Crown Castle, Inc.	5.10%	05/01/33	2,931,724
5,000,000	T-Mobile USA, Inc.	5.38%	04/15/27	5,011,045
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	7,985,368
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,007,696
				27,434,416
	Wirelines — 0.8%
3,500,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	3,467,253
5,550,000	Verizon Communications, Inc.	4.13%	03/16/27	5,496,658
1,875,000	Verizon Communications, Inc.	4.33%	09/21/28	1,850,119
				10,814,030
	Total Corporate Bonds and Notes			1,066,677,575
	(Cost $1,060,856,907)
FOREIGN CORPORATE BONDS AND NOTES — 14.4%
	Banking — 3.8%
2,000,000	Barclays PLC (a)	5.83%	05/09/27	2,023,319
2,000,000	Barclays PLC (a)	6.50%	09/13/27	2,047,959
1,000,000	Barclays PLC (a)	4.84%	09/10/28	996,879
727,000	Barclays PLC (a)	4.94%	09/10/30	716,129
6,000,000	Canadian Imperial Bank of Commerce (a)	4.86%	01/13/28	6,009,113

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$2,500,000	Lloyds Banking Group PLC	4.38%	03/22/28	$2,453,476
3,750,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	3,760,293
1,300,000	Royal Bank of Canada	4.95%	04/25/25	1,301,026
6,500,000	Royal Bank of Canada	4.88%	01/12/26	6,525,210
2,250,000	Royal Bank of Canada	4.88%	01/19/27	2,264,444
3,000,000	Royal Bank of Canada (a)	4.97%	01/24/29	3,011,427
4,500,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	4,489,186
2,000,000	Toronto-Dominion Bank (The)	5.53%	07/17/26	2,025,470
1,615,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	1,616,036
3,500,000	UBS AG	5.65%	09/11/28	3,594,160
5,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	5,564,928
				48,399,055
	Building Materials — 0.4%
5,000,000	CRH SMW Finance DAC	5.20%	05/21/29	5,041,696
	Environmental — 1.0%
2,500,000	GFL Environmental, Inc. (b)	5.13%	12/15/26	2,491,308
10,000,000	Waste Connections, Inc.	4.25%	12/01/28	9,832,817
				12,324,125
	Food and Beverage — 1.0%
2,325,000	Bacardi Ltd. (b)	4.45%	05/15/25	2,324,676
6,000,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	6,003,913
5,000,000	Mondelez International Holdings Netherlands B.V. (b)	4.25%	09/15/25	4,987,843
				13,316,432
	Gaming — 0.0%
100,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	101,726
	Healthcare — 1.4%
8,000,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	8,182,947
3,000,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	3,038,847
7,000,000	Medtronic Global Holdings S.C.A	4.25%	03/30/28	6,940,393
				18,162,187
	Midstream — 0.1%
923,000	Enbridge, Inc.	5.90%	11/15/26	941,415
	Packaging — 0.8%
5,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	4,880,600
6,550,000	CCL Industries, Inc. (b)	3.05%	06/01/30	5,912,866
				10,793,466
	Paper — 1.0%
13,000,000	Smurfit Kappa Treasury ULC (b)	5.20%	01/15/30	13,088,419
	Pharmaceuticals — 0.3%
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,803,347
	Property & Casualty Insurance — 0.6%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	7,912,109
	Restaurants — 0.6%
7,000,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.63%	09/15/29	6,978,944

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Retailers — 0.6%
$5,000,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	$4,517,476
3,000,000	Belron UK Finance PLC (b)	5.75%	10/15/29	2,974,945
				7,492,421
	Technology — 2.8%
10,000,000	Constellation Software, Inc. (b)	5.16%	02/16/29	10,089,690
2,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	2,506,857
3,000,000	Elastic N.V. (b)	4.13%	07/15/29	2,808,398
15,000,000	Open Text Corp. (b)	6.90%	12/01/27	15,526,275
5,000,000	Thomson Reuters Corp.	3.35%	05/15/26	4,922,292
				35,853,512
	Total Foreign Corporate Bonds and Notes			184,208,854
	(Cost $183,083,983)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 1.0%
	Midstream — 1.0%
12,700,000	Energy Transfer, L.P.	4.58%	02/03/25	12,696,825
	(Cost $12,696,825)

	Total Investments — 99.0%			1,263,583,254
	(Cost $1,256,637,715)
	Net Other Assets and Liabilities — 1.0%			13,259,677
	Net Assets — 100.0%			$1,276,842,931

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $294,956,216 or 23.1% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,066,677,575	$—	$1,066,677,575	$—
Foreign Corporate Bonds and Notes*	184,208,854	—	184,208,854	—
Commercial Paper*	12,696,825	—	12,696,825	—
Total Investments	$1,263,583,254	$—	$1,263,583,254	$—

*	See Portfolio of Investments for industry breakout.